TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES [abstract]
TRADE AND OTHER PAYABLES

10.   TRADE AND OTHER PAYABLES

As at	Note	December 31, 2022	December 31, 2021
Trade accounts payable		$72,571	$82,533
Payroll and related payables		22,967	23,311
Mining royalty payable		2,476	2,416
Other payables		7,794	12,161
Derivative liabilities		270	3,077
Share units payable	16(a)(b)(c)	5,818	10,307
Total trade and other payables		$111,896	$133,805